Investments - Schedule of Master Trust Net Assets (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
EBP, Master Trust [Line Items]
Total investments	$ 5,644,044	$ 6,328,719
Due from broker on pending trades	0	6,530
Net assets available for benefits	5,757,075	6,386,710
Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Total investments	5,641,077
Due from broker on pending trades	2,967
Receivable	2,967
Net assets available for benefits	5,644,044
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments	5,641,077
Due from broker on pending trades	2,967
Receivable	2,967
Net assets available for benefits	5,644,044
Common stock | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	109,544
Common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	109,544
Common collective trust funds | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	4,463,328
Common collective trust funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	4,463,328
S&P Global Inc. common stock | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	546,269
S&P Global Inc. common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	546,269
Mutual funds | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	273,255
Mutual funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	273,255
Fully benefit-responsive investment contracts:
EBP, Master Trust [Line Items]
Investments, at contract value	$ 248,681	$ 229,518
Mass Mutual MM30173
EBP, Master Trust [Line Items]
Investment, interest rate	3.13%
Mass Mutual MM30173 | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at contract value	$ 76,816
Mass Mutual MM30173 | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at contract value	$ 76,816
RGA Reinsurance 00136
EBP, Master Trust [Line Items]
Investment, interest rate	3.17%
RGA Reinsurance 00136 | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at contract value	$ 87,922
RGA Reinsurance 00136 | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at contract value	$ 87,922
Prudential GA 62450
EBP, Master Trust [Line Items]
Investment, interest rate	2.39%
Prudential GA 62450 | Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at contract value	$ 83,943
Prudential GA 62450 | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at contract value	$ 83,943